Stock Based Compensation	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Stock Based Compensation

NOTE 18 - Stock Based Compensation

In March 2014, Aircom's Board of Directors adopted the 2014 Stock Option Plan (the "Aircom 2014 Plan"). The Aircom 2014 Plan provided for the granting of incentive stock options and non-statutory stock options to employees, consultants and outside directors of Aircom. On February 13, 2017, pursuant to the Exchange Agreement, Aircom 2014 Plan was converted into Aerkomm 2017 Plan and Aerkomm assumed the options of Aircom 2014 Plan and agreed to issue options for an aggregate of 1,088,882 shares to Aircom's stock option holders.

One-third of stock option shares will be vested as of the first anniversary of the time the option shares are granted or the employee's acceptance to serve the Company, and 1/36th of the shares will be vested each month thereafter. Option price is determined by the Board of Directors. The Aircom 2014 Plan became effective upon its adoption by the Board and shall continue in effect for a term of 10 years unless sooner terminated under the terms of Aircom 2014 Plan.

On May 5, 2017, the Board of Directors of Aerkomm adopted the Aerkomm Inc. 2017 Equity Incentive Plan (the "Aerkomm 2017 Plan" and together with the Aircom 2015 Plan, the "Plans")) and the reservation of 1,000,000 shares of common stock for issuance under the Aerkomm 2017 Plan. On June 23, 2017, the Board of Directors voted to increase the number of shares of common stock reserved for issuance under the Aerkomm 2017 Plan to 2,000,000 shares. The Aerkomm 2017 Plan provides for the granting of incentive stock options and non-statutory stock options to employees, consultants and outside directors of the Company, as determined by the Compensation Committee of the Board of Directors (or, prior to the establishment of the Compensation Committee on January 23, 2018, the Board of Directors).

On June 23, 2017, the Board of Directors agreed to issue options for an aggregate of 291,000 shares under the Aerkomm 2017 Plan to certain officers and directors of the Company. The option agreements are classified into three types of vesting schedule, which includes, 1) 1/6 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/60 for the next 60 months on the same day of the month as the vesting start date; 2) 1/4 of the shares subject to the option shall vest commencing on the vesting start date and the remaining shares shall vest at the rate of 1/36 for the next 36 months on the same day of the month as the vesting start date; 3) 1/3 of the shares subject to the option shall vest commencing on the first anniversary of vesting start date and the remaining shares shall vest at the rate of 50% each year for the next two years on the same day of the month as the vesting start date.

On July 31, 2017, the Board of Directors approved to issue options for an aggregate of 109,000 shares under the Aerkomm 2017 Plan to 11 of its employees. 1/3 of these shares subject to the option shall vest commencing on the first anniversary of vesting start date and the remaining shares shall vest at the rate of 50% each year for the next two years on the same day of the month as the vesting start date.

On December 29, 2017, the Board of Directors approved to issue options for an aggregate of 12,000 shares under the Aerkomm 2017 Plan to three of the Company's independent directors, 4,000 shares each. All of these options were vested immediately upon issuance.

On June 19, 2018, the Compensation Committee approved to issue options for 32,000 and 30,000 shares under the Aerkomm 2017 Plan to two of the Company executives. One-fourth of the 32,000 shares subject to the option shall vest on May 1, 2019, 2020, 2021 and 2022, respectively. One-third of the 30,000 shares subject to the option shall vest on May 29, 2019, 2020 and 2021, respectively.

On December 29, 2018, the Compensation Committee approved to issue options for an aggregate of 12,000 shares under the Aerkomm 2017 Plan to three of the Company's independent directors, 4,000 shares each. All of these options were vested immediately upon issuance.

On July 2, 2019, the Board of Directors approved the grant of options to purchase an aggregate of 339,000 shares under the Aerkomm 2017 Plan to 22 of its directors, officers and employees. 25% of the shares vested on the grant date, 25% of the shares vested on July 17, 2019, 25% of the shares will vest on the first anniversary of the grant date, and 25% of the shares will vest upon the second anniversary of the grant date.

On October 4, 2019, the Board of Directors approved the grant of options to purchase an aggregate of 85,400 shares under the Aerkomm 2017 Plan to three (3) of its employees. 25% of the shares vested on the grant date, and 25% of the shares will vest on each of October 4, 2020, October 4, 2021 and October 4, 2022, respectively.

On December 29, 2019, the Board of Directors approved to issue options for an aggregate of 12,000 shares under the Aerkomm 2017 Plan to three of the Company's independent directors, 4,000 shares each. All of these options shall vest at the date of 1/12th each month for the next 12 months on the same day of December 2019.

Option price is determined by the Compensation Committee. The Aerkomm 2017 Plan has been adopted by the Board and shall continue in effect for a term of 10 years unless sooner terminated under the terms of Aerkomm 2017 Plan. The Aerkomm 2017 Plan was approved by the Company's stockholders on March 28, 2018.

Valuation and Expense Information

Measurement and recognition of compensation expense based on estimated fair values is required for all share-based payment awards made to its employees and directors including employee stock options. The Company recognized compensation expense of $913,814 and $659,591 for the six months ended June 30, 2020 and 2019, respectively, and $2,342,802 and $1,422,961 for the years ended December 31, 2019 and 2018, respectively, related to such employee stock options.

Determining Fair Value

Valuation and amortization method

The Company uses the Black-Scholes option-pricing-model to estimate the fair value of stock options granted on the date of grant or modification and amortizes the fair value of stock-based compensation at the date of grant on a straight-line basis for recognizing stock compensation expense over the vesting period of the option.

Expected term

The expected term is the period of time that granted options are expected to be outstanding. The Company uses the SEC's simplified method for determining the option expected term based on the Company's historical data to estimate employee termination and options exercised.

Expected dividends

The Company does not plan to pay cash dividends before the options are expired. Therefore, the expected dividend yield used in the Black-Scholes option valuation model is zero.

Expected volatility

Since the Company has no historical volatility, it used the calculated value method which substitutes the historical volatility of a public company in the same industry to estimate the expected volatility of the Company's share price to measure the fair value of options granted under the Plans.

Risk-free interest rate

The Company based the risk-free interest rate used in the Black-Scholes option valuation model on the market yield in effect at the time of option grant provided in the Federal Reserve Board's Statistical Releases and historical publications on the Treasury constant maturities rates for the equivalent remaining terms for the Plans.

Forfeitures

The Company is required to estimate forfeitures at the time of grant and revises those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate option forfeitures and records share-based compensation expense only for those awards that are expected to vest.

The Company used the following assumptions to estimate the fair value of options granted in the six-month period ended June 30, 2020 and for the years ended December 31, 2019 and 2018 under the Plans as follows:

	June 30, 2020	December 31, 2019	December 31, 2018
(Unaudited)
Assumptions
Expected term	5-10 years	5-10 years	5-10 years
Expected volatility	45.81% - 62.26%	45.81% - 62.26%	40.11% - 61.78%
Expected dividends	0%	0%	0%
Risk-free interest rate	1.52% - 2.99%	1.52% - 2.99%	0.71% - 2.99%
Forfeiture rate	0% - 5%	0% - 5%	0% - 5%

Aircom 2014 Plan

Activities related to options outstanding for the six months ended June 30, 2020 and the years ended December 31, 2019 and 2018 were as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2018	932,262	$0.4081	$0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2018	932,262	0.4081	0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2019	932,262	0.4081	0.1282
Granted	-	-	-
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at June 30, 2020 (unaudited)	932,262	0.4081	0.1282

Activities related to stock awards under Aircom 2014 Plan for the six months ended June 30, 2020 and the years ended December 31, 2019 and 2018 were as follows:

	Number of Shares	Weighted Average Fair Value Per Share
Options unvested at January 1, 2018	302,467	$0.2614
Granted	-	-
Vested	(216,492)	0.5349
Forfeited	-	-
Options unvested at December 31, 2018	85,975	0.4963
Granted	-	-
Vested	(85,975)	0.4963
Forfeited	-	-
Options unvested at December 31, 2019	-	-
Granted	-	-
Vested	-	-
Forfeited/Cancelled	-	-
Options unvested at June 30, 2020 (unaudited)	-	-

Information related to stock options outstanding and exercisable at December 31, 2019, is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.0067	820,391	5.17	$0.0067	820,391	5.17	$0.0067
3.3521	111,871	6.50	3.3521	111,871	6.50	3.3521
	932,262	5.33	0.4081	932,262	5.33	0.4081

Information related to stock options outstanding and exercisable at June 30, 2020, is as follows:

	Options Outstanding (Unaudited)			Options Exercisable (Unaudited)
Range of Exercise Prices	Shares Outstanding at 6/30/2020	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable at 6/30/2020	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.0067	820,391	4.67	$0.0067	820,391	4.67	$0.0067
3.3521	111,871	6.00	3.3521	111,871	6.00	3.3521
	932,262	4.83	0.4081	932,262	4.83	0.4081

As of June 30, 2020 and December 31, 2019, there was no unrecognized stock-based compensation expense for Aircom 2014 Plan. No option was exercised during the six months ended June 30, 2020 and the years ended December 31, 2019 and 2018.

Aerkomm 2017 Plan

Activities related to options outstanding for the six months ended June 30, 2020 and the years ended December 31, 2019 and 2018 were as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2018	253,000	$30.8824	$18.4796
Granted	78,000	19.7462	13.9258
Exercised	-	-	-
Forfeited/Cancelled	(48,000)	27.5000	16.4610
Options outstanding at December 31, 2018	283,000	28.3867	17.5668
Granted	436,400	5.4763	3.8452
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2019	719,400	14.4889	9.2431
Granted	2,000	14.2000	9.8897
Exercised	-	-	-
Forfeited/Cancelled	(18,000)	11.8067	7.3457
Options outstanding at June 30, 2020 (unaudited)	703,400	14.5567	9.2934

Activities related to stock awards under Aerkomm 2017 Plan for the six months ended June 30, 2020 and the years ended December 31, 2019 and 2018 were as follows:

	Number of Shares	Average Granted-Date Fair Value
Options unvested at January 1, 2018	168,250	$19.2235
Granted	78,000	13.9258
Vested	(74,839)	17.5714
Forfeited	-	-
Options unvested at December 31, 2018	171,411	17.5341
Granted	436,400	3.8452
Vested	(267,683)	7.5460
Forfeited	-	-
Options unvested at December 31, 2019	340,128	7.8313
Granted	2,000	9.8897
Vested	(39,625)	13.5278
Forfeited	(6,625)	4.0800
Options unvested at June 30, 2020 (unaudited)	295,878	7.1644

Information related to stock options outstanding and exercisable at December 31, 2019, is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable at 12/31/2019	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$3.96	339,000	9.50	$3.9600	169,500	9.50	$3.9600
9.00	12,000	10.00	9.0000	-	-	-
11.00 – 13.95	97,400	9.67	11.3634	33,350	9.49	12.0615
20.50 – 27.50	147,000	7.89	24.4918	89,750	7.71	26.0047
30.00 – 35.00	124,000	7.50	34.4012	86,672	7.52	34.1981
	719,400	8.86	14.4889	379,272	8.62	16.7991

Of the shares covered by options outstanding at the end of 2019, 379,272 shares are now exercisable; 186,678 shares will be exercisable in 2020; 124,100 shares will be exercisable in 2021; and 29,350 shares will be exercisable in 2022.

Information related to stock options outstanding and exercisable at June 30, 2020, is as follows:

	Options Outstanding (unaudited)			Options Exercisable (unaudited)
Range of Exercise Prices	Shares Outstanding at 3/31/2020	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Shares Exercisable at 3/31/2020	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$3.96	327,000	9.01	$3.9600	163,500	9.01	$3.9600
9.00	12,000	9.50	9.0000	6,000	9.50	9.0000
11.00 – 14.20	99,400	9.18	11.4205	35,350	9.02	12.1825
20.50 – 27.50	141,000	7.41	24.3638	115,000	7.30	25.2374
30.00 – 35.00	124,000	7.00	34.4012	86,672	6.97	34.1531
	703,400	8.36	14.5567	407,522	8.09	17.2474

Of the shares covered by options outstanding under the Aircom 2017 Plan as of June 30, 2020, 407,522 shares (unaudited) are now exercisable; 163,428 shares (unaudited) will be exercisable for the twelve-month period ending June 30, 2021; 111,100 shares (unaudited) will be exercisable for the twelve-month period ending June 30, 2022; and 21,350 shares (unaudited) will be exercisable for the twelve-month period ending June 30, 2023.

As of June 30, 2020, total unrecognized stock-based compensation expense related to stock options was approximately $1,007,000 (unaudited), which is expected to be recognized on a straight-line basis over a weighted average period of approximately 1.57 years. No option was exercised during the six-month period ended June 30, 2020 and the years ended December 31, 2019 and 2018.